Supplemental Financial Information - Summary of Property, Plant, and Equipment – Net (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Original cost		$ 4,989	$ 5,060	$ 4,693
Accumulated Depreciation		(2,988)	(3,039)	(2,816)
Net Carrying Value		2,001		1,877
ROU operating lease assets		313 [1]	306	358	[1]
Property, plant, and equipment – net		$ 2,314	$ 2,327	2,235
Land and improvements
Property, Plant and Equipment [Line Items]
Depreciable lives (in years)	[2]	8 years
Original cost	[2]	$ 70		77
Accumulated Depreciation	[2]	(1)		(1)
Net Carrying Value	[2]	69		76
Buildings, structures and related equipment
Property, Plant and Equipment [Line Items]
Original cost		1,889		1,756
Accumulated Depreciation		(1,109)		(1,006)
Net Carrying Value		$ 780		750
Buildings, structures and related equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives (in years)		8 years
Buildings, structures and related equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives (in years)		40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Original cost	[3]	$ 2,541		2,466
Accumulated Depreciation	[3]	(1,791)		(1,746)
Net Carrying Value	[3]	$ 750		720
Machinery and equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives (in years)	[3]	4 years
Machinery and equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives (in years)	[3]	20 years
Leasehold costs and manufacturing plants under construction
Property, Plant and Equipment [Line Items]
Original cost		$ 489		394
Accumulated Depreciation		(87)		(63)
Net Carrying Value		$ 402		$ 331
Leasehold costs and manufacturing plants under construction | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives (in years)		1 year
Leasehold costs and manufacturing plants under construction | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives (in years)		10 years

[1]	See Note 7, “Leases” for further information.
[2]	Depreciable lives exclude land.
[3]	Equipment leased to customers is classified as Machinery and equipment and is reported at cost less accumulated depreciation, and was $39 million and $40 million as of December 31, 2022 and 2021, respectively.